CVC - INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax
Deferred income tax charge	$ (65,833)	$ (52,184)		$ (2,880,154)	$ (263,989)
Deferred Tax Asset (Liability), Current [Abstract]
Compensation and benefit plans				49,698	93,939
Other liabilities				40,149	45,561
Prepaid expenses				(8,105)	(10,172)
Deferred Tax Asset (Liability), Noncurrent [Abstract]
Other				8,849	6,615
Fixed assets and intangibles				(5,729,274)	(9,065,635)
Total net deferred tax liability				(4,769,286)	(7,971,500)
Excess tax benefit on share-based awards				$ 0	$ 31
Cablevision Systems Corporation And Subsidiaries
Income tax
Deferred income tax charge			$ 116,150			$ 133,396
Deferred Tax Asset (Liability), Current [Abstract]
NOLs and tax credit carry forwards						76,007
Compensation and benefit plans						80,831
Allowance for doubtful accounts						2,196
Merger-related costs						7,332
Inventory valuation adjustment						7,135
Other liabilities						26,216
Deferred tax asset						199,717
Valuation allowance						(2,098)
Net deferred tax asset, current						197,619
Investments						(163,396)
Prepaid expenses						(19,627)
Deferred tax liability, current						(183,023)
Net deferred tax asset, current						14,596
Deferred Tax Asset (Liability), Noncurrent [Abstract]
NOLs and tax credit carry forwards						36,866
Compensation and benefit plans						97,005
Partnership investments						123,529
Investments						9,798
Other						9,201
Deferred tax asset						276,399
Valuation allowance						(2,816)
Net deferred tax asset, noncurrent						273,583
Fixed assets and intangibles						(978,418)
Deferred tax liability, noncurrent						(978,418)
Net deferred tax liability, noncurrent						(704,835)
Total net deferred tax liability						(690,239)
Excess tax benefit on share-based awards			$ 82			$ 5,694